Stock Option Plan - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - $ / shares	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Two Thousand And Seventeen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available, beginning balance		5,706,056	8,271,517	11,570,290
Options available, authorized				11,924,831
Options available, granted		(8,973,700)	(6,446,750)	(17,354,941)
Options available, early exercise repurchase			890,960	147,917
Options available, forfeited		1,849,170	2,990,329	1,983,420
Options available, ending balance	8,271,517	9,175,894	5,706,056	8,271,517
Number of shares, beginning balance		34,584,332	32,656,126	18,099,300
Number of shares, granted		8,973,700	6,446,750	17,354,941
Number of shares, exercised		(1,332,592)	(1,528,215)	(814,695)
Number of shares, forfeited		(1,849,170)	(2,990,329)	(1,983,420)
Number of shares, ending balance	32,656,126	40,376,270	34,584,332	32,656,126
Weighted average exercise price, beginning balance		$ 1.90	$ 1.74	$ 0.49
Weighted average exercise price, granted		7.95	3.11	3.05
Weighted average exercise price, exercised		1.61	1.95	0.92
Weighted average exercise price, early exercise repurchase			0.86	0.12
Weighted average exercise price, forfeited		4.88	2.65	2.15
Weighted average exercise price, ending balance	$ 1.74	$ 3.12	$ 1.90	$ 1.74
Two Thousand And Sixteen Blackmore And Sensor Analytics Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available, forfeited	37,924		4,064
Number of shares, beginning balance	581,730	456,099	538,617
Number of shares, exercised	(5,189)		(78,454)
Number of shares, forfeited	(37,924)		(4,064)
Number of shares, ending balance	538,617		456,099	538,617
Weighted average exercise price, beginning balance	$ 0.84	$ 0.88	$ 0.83
Weighted average exercise price, exercised	0.15		0.60
Weighted average exercise price, forfeited	1.09		1.11
Weighted average exercise price, ending balance	$ 0.83		$ 0.88	$ 0.83